SHARE-BASED PAYMENTS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF AWARDS GRANTED

Details of the Awards and DSL Awards granted during each of the period ended 30 September 2024 and 2023:

		Number of/% of share option award			Recapitalized fair value per option at
Grant date		to vest*	Vesting period		grant date
			From	To	USD
1-May-2023	**	1.00%	1-May-2023	30-Apr-2026	4.321
8-Aug-2023	**	2.40%	8-Aug-2023	8-Aug-2023	3.460
1-Sep-2023	**	0.20%	1-Sep-2023	30-Apr-2026	3.251
31-Jul-2024		32,713	31-Jul-2024	27-Aug-2026	2.098
31-Jul-2024		303,400	31-Jul-2024	31-Jul-2027	2.098
21-Aug-2024	***	0.50%	21-Aug-2024	30-Apr-2026	2.098

*	options issued in percentage terms convert into the percentage of outstanding share capital at the time of exercising the option

**	Fair values of the DSL Awards as of 1 May 2023, 8 August 2023 and 1 September 2023 are determined using interpolation method between the fair values determined on 31 March 2023 and 30 September 2023.

***	Fair value of the Awards as of 21 August 2024 is with reference to the fair values determined on 31 July 2024.

Details of the Awards granted during the year:

		% of share option award			Fair value per option at
Grant date		to vest	Vesting period		grant date
			From	To	USD
25-Apr-2022	*	0.10%	25-Apr-2022	31-Mar-2023	3,218
25-May-2022		0.10%	25-May-2022	5-Nov-2023	3,218
26-Sep-2022	*	1.00%	26-Sep-2022	25-Sep-2025	3,488
18-Oct-2022	**	0.10%	18-Oct-2022	1-Sep-2024	3,515
23-Nov-2022	**	0.20%	23-Nov-2022	1-Jul-2023	3,570
12-Jan-2023	**	0.05%	12-Jan-2023	1-Jul-2023	3,646
1-May-2023	***	1.00%	1-May-2023	30-Apr-2026	3,543
8-Aug-2023	***	2.40%	8-Aug-2023	8-Aug-2023	2,837
1-Sep-2023	***	0.20%	1-Sep-2023	30-Apr-2026	2,666

*	Fair value of the Awards as of 25 April 2022 and 26 September 2022 is approximated to that as of 1 April 2022 and 30 September 2022, respectively.

**	Fair values of the Awards as of 18 October 2022, 23 November 2022 and 12 January 2023 are determined using interpolation method between the fair values determined on 30 September 2022 and 31 March 2023.

***	Fair values of the Awards as of 1 May 2023, 8 August 2023 and 1 September 2023 are determined using interpolation method between the fair values determined on 31 March 2023 and 30 September 2023.

SCHEDULE OF NUMBER OF UNVESTED SHARES

Number of unvested shares:

Number of unvested shares
At 1 April 2023, based on number of DSL’s shares-in-issue	1,545
Additions	389
Vested	(1,727)
At 31 March 2024, based on number of DSL’s shares-in-issue	207
At 31 March 2024 recapitalized	169,749

At 1 April 2024, based on number of DSL’s shares-in-issue	207
Additions	69
Vested	(15)
Pre-recapitalized balance	261
Post-recapitalized balance	213,939
Additions	469,052
Vested	(17,345)
At 30 September 2024, based on number of Diginex Limited’s shares-in-issue	665,646

Number of unvested shares (based on number of DSL’s shares-in-issue at the end of each reporting period):

Number of unvested shares
USD
At 1 April 2022	1,404
Additions	141
At 31 March 2023	1,545
At 31 March 2023 recapitalized	1,266,900

At 1 April 2023	1,545
Additions	389
Vested	(1,727)
At 31 March 2024	207
At 31 March 2024 recapitalized	169,749

SCHEDULE OF MOVEMENT OF SHARE OPTION RESERVE

Movement of share option reserve:

Share option reserve
USD
At 31 March 2023	1,084,270
Additions	1,352,787
Exercised	(27,368)
At 31 March 2024	2,409,689
Additions	320,533
Exercised	(1,796,029)
Expired	(283,690)
At 30 September 2024	650,503
Movement of share option reserve:
Share option reserve
USD
At 1 April 2022	499,808
Additions	584,462
At 31 March 2023	1,084,270
Additions	1,352,787
Exercised	(27,368)
At 31 March 2024	2,409,689

SCHEDULE OF FAIR VALUE OF THE AWARDS AND DSL AWARDS GRANTED IS ESTIMATED AT THE GRANT DATE USING DISCOUNTED

The fair value of the Awards and DSL Awards granted is estimated at the grant date using discounted cash flow (“DCF”) and equity allocation model (“EAM”). The following table lists the inputs to those models at respective grant date:

Dates of fair value	Valuation approach	Discount rate	Terminal growth rate	Lack of marketability discount	Lack of control discount	Volatility
31-Mar-2023	DCF & EAM	17%	3%	15%	20%	46.62%
30-Sep-2023	DCF & EAM	18%	3%	10%	20%	42.41%
31-Jul-2024	DCF & EAM	16%	3%	3%	20%	38.16%

The fair value of the Awards granted is estimated at the grant date using discounted cash flow (“DCF”) and equity allocation model (“EAM”). The following table lists the inputs to those models at respective grant date:

Dates of fair value	Valuation approach	Discount rate	Terminal growth rate	Lack of marketability discount	Lack of control discount	Volatility
1-Apr-2022	DCF & EAM	17%	3%	15%	20%	41.16%
25-May-2022	DCF & EAM	17%	3%	15%	20%	41.16%
30-Sep-2022	DCF & EAM	17%	3%	15%	20%	44.16%
31-Mar-2023	DCF & EAM	17%	3%	15%	20%	46.62%
30-Sep-2023	DCF & EAM	18%	3%	10%	20%	42.41%